Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Materion Corporation Retirement Savings Plan (the “Plan”) provides only general information. Materion Corporation (the “Company”) is the plan sponsor. Participants should refer to the plan document and Summary Plan Description for a more complete description of the Plan's provisions, copies of which may be obtained from the plan sponsor.
General
The Plan is a defined contribution plan that covers certain eligible employees of the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA").
The Administrative Committee (the “Committee”) is responsible for the general administration of the Plan. Fidelity Management Trust Company is the trustee and recordkeeper for the Plan.
Eligible participants are automatically enrolled in the Plan once they have attained 18 years of age unless they affirmatively decline to participate.
Contributions
The Plan allows employees of the Company to make contributions from 1% to 50% of their earnings through pre-tax (salary reduction), Roth, and/or after-tax contributions, subject to IRC limitations for 401(k) contributions, which was $23,500 for 2025. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions up to $7,500 for 2025.
Participants may also elect to make a direct rollover contribution ("rollover") to the Plan of an eligible rollover distribution from another employer-sponsored qualified plan.
The Company has a match and annual non-elective retirement contribution feature. The Company matches at a rate of 100% of the first 4% of the participant’s contribution. Contributions from Plan participants and the matching contributions from the employer are recorded in the year in which participant compensation is earned. The annual non-elective retirement contribution is made for all U.S. eligible employees and is calculated as a percentage of the employee's eligible compensation each year based on the following table:

Age	Contribution Percentage
Under 40	1.50%
40.00-44.99	1.75%
45.00-49.99	2.00%
50.00-54.99	2.25%
55.00 and over	2.50%

Effective January 1, 2025, the Company amended the Materion Corporation Retirement Savings Plan. In accordance with the amendment, the Company ceased the annual non-elective retirement contribution made for all U.S. eligible employees.

Vesting
All participant and Company matching contributions are fully and immediately vested. All employees hired prior to May 26, 2012 who are eligible to receive the annual non-elective retirement contribution are fully vested in this contribution at all times. All employees hired on and after May 26, 2012 will be fully vested in the annual non-elective retirement contribution after three years of continuous service with the Company.
Forfeitures
Non-vested participants whose services with the Company have been terminated will forfeit their entire annual non-elective retirement contribution and earnings on those contributions. Forfeitures are used periodically to reduce employer matching contributions made to the Plan, as well as Plan expenses. Forfeited amounts used were $786,700 in 2025 and $70,000 in 2024.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s contributions, rollovers, and Plan earnings based on the participant's relative investment holdings. Administrative expenses are also allocated to participant's accounts based on the participant’s account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Participant Loans
A participant may borrow funds from his/her account, provided such loan is secured by 50% of the value of the participant's account, immediately prior to the loan and evidenced by a promissory note executed by the participant; however, a loan may not be drawn from the participant's annual retirement contributions.
Participants may borrow from their accounts with a minimum loan amount of $500 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range from one to five years or up to 15 years for the purchase of a principal residence. The $50,000 limit is reduced by the participant’s highest outstanding loan balance during the preceding 12-month period. A participant may not have more than one loan outstanding at any point in time. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with local prevailing rates at the date of issuance as determined monthly by the plan administrator. Principal and interest is paid ratably through bi-weekly, or weekly (as applicable) payroll deductions over not more than five years, except for loans to purchase a principal residence. If a participant terminates employment with the Company, they may continue to make loan payments through a pre-authorized check agreement. If the loan is not repaid, it will automatically be treated as a distribution to the participant after one full calendar quarter of nonpayment.
Payment of Benefits
At retirement, death or other termination, a participant (or his death beneficiary) is eligible to receive a distribution of all employee and Company matching and vested retirement contributions credited to the employee's account plus or minus any net gain or loss thereon. Prior to termination of employment, distribution of certain amounts is permitted, not including, however, annual retirement contributions.
The value of distributions and withdrawals is based on the value of a participant's vested account on the valuation date immediately preceding the date of distribution or withdrawal and is deducted from the participant's account as of such valuation date. Benefits are recorded when paid.
Distribution to a participant or a person designated by the participant as his death beneficiary is made under one or more (as applicable) of the following methods as elected by the participant (or in certain cases the death beneficiary):
i.Lump sum payment in cash;
ii.Lump sum payment in cash, except that a participant's interest in the Company Stock Fund will be paid in full shares of Common Stock of the Company, with any fractional shares being paid in cash; and
iii.Periodic distributions, not more frequently than monthly, of at least $200.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Company, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include record keeping, legal, audit and trustee fees. Expenses relating to purchases, sales, or transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate. All other administrative expenses of the Plan are paid by the Company. Expenses that are paid by the Company are excluded from these financial statements.
Investment Options
Upon enrollment in the Plan, a participant may direct employee contributions in any of the funds provided by the Plan. Participant elections may be adjusted or reallocated at any time by the participants. The Administrative Committee may adopt rules, procedures, and restrictions (e.g., timing and frequency restrictions) for transfers to or from any of the investment options.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event the Plan terminates, participants will receive distributions as if each participant of the Plan was fully vested, and had then terminated his or her employment.